FINANCIAL INSTRUMENTS (Details 9) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 1,102,019	$ 913,532
Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	688,134	726,972
Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	80,925	28,935
Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	11,320	8,911
Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	248,217	56,973
Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	70,807	84,178
Accounts receivable due from related parties
Disclosure Of Financials Instruments [Line items]
Financial assets	2,616	7,563
Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	437,200	557,143
Cash and cash equivalents, Category [Member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	99,167	258,566
Cash and cash equivalents, Category [Member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	338,033	298,577
Financial assets at amortised cost, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,551,929	1,476,046
Other financial assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 12,710	$ 5,371